Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 14, 2014
Effective Date	dei_DocumentEffectiveDate	Apr. 14, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
EP China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – EP China Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 49 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Euro Pacific Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. The Fund's sub-advisor considers a company to be "economically tied" to China or its special administrative regions if (1) the company is organized under the laws of China or any of its special administrative regions or has its principal office in China or any of its special administrative regions; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from business activities in China or any of its special administrative regions; or (3) at the time of investment, the company's equity securities are traded principally on stock exchanges or over-the-counter markets in China or any of its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. In particular, the Fund’s sub-advisor focuses the Fund’s investments in, but does not limit them to, dividend-paying Chinese companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Risks of Concentrating Investments in China. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Political, social or economic disruptions in China and surrounding countries, even in countries in which the Fund is not invested, may adversely affect security values in China and thus the Fund’s investments. Unanticipated political, social or economic developments may result in sudden and significant investment losses. At times, religious, cultural and military disputes within and outside China have caused volatility in the China securities markets and such disputes could adversely affect the value and liquidity of the Fund’s investments in the future.

China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. Military conflicts, either internal or with other countries, are also a risk. In addition, inflation, currency fluctuations and fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. hina’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Each of these risks could increase the fund’s volatility.

Small-Cap or Mid-Cap Company Risk. Both developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union or debt restructuring. Assistance given to a European Union member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events have adversely affected the exchange rate of the euro and therefore may adversely affect the Fund and its investments.

Management Risk. The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s sub-advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.europacificfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A shares and by showing how the average annual total returns of Class A shares of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.europacificfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return (before taxes) for Class A Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	-26.82%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.82%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Morgan Stanley Capital International (MSCI) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index.

EP China Fund | MSCI China Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.64%
3 Years	imsteuropac_AverageAnnualReturnYear03	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
EP China Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHCX
Maximum sales charge (load) imposed on purchases (as a percentage of price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on purchases	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imsteuropac_WireFee	20.00
Overnight check delivery fee	imsteuropac_CheckFee	15.00
Retirement account fee (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	1.08%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.14%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,054
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,513
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,782
2010	rr_AnnualReturn2010	23.02%
2011	rr_AnnualReturn2011	(32.22%)
2012	rr_AnnualReturn2012	18.05%
2013	rr_AnnualReturn2013	19.57%
1 Year	rr_AverageAnnualReturnYear01	14.18%
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009
EP China Fund | Class A Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.02%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(3.43%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009	[2]
EP China Fund | Class A Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%	[2]
3 Years	imsteuropac_AverageAnnualReturnYear03	(2.23%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2009	[2]

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividend and interest expense on short sales, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund. This agreement is in effect until March 1, 2014, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed for a period of three years from the date of any such waiver or reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only and after-tax returns for classes other than Class A will vary from returns shown for Class A.